SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT REPORTING

2. SEGMENT REPORTING

New Residential conducts its business through the following segments: (i) investments in Excess MSRs, (ii) investments in real estate securities and loans, (iii) investments in consumer loans, and (iv) corporate. The corporate segment consists primarily of general and administrative expenses, the allocation of management fees by Newcastle until the spin-off on May 15, 2013, and the management fees and incentive compensation owed to the Manager by New Residential following the spin-off.

Summary financial data on New Residential’s segments is given below, together with a reconciliation to the same data for New Residential as a whole:

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Three Months Ended September 30, 2013
Interest income	$9,761	$12,120	$—	$4	$21,885
Interest expense	—	3,443	—	—	3,443

Net interest income	9,761	8,677	—	4	18,442
Impairment	—	—	—	—	—
Other income	20,853	11,213	24,129	—	56,195
Operating expenses	82	104	1	11,305	11,492

Net income (loss)	$30,532	$19,786	$24,128	$(11,301)	$63,145

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Nine Months Ended September 30, 2013
Interest income	$30,541	$30,492	$—	$42	$61,075
Interest expense	—	6,993	—	—	6,993

Net interest income	30,541	23,499	—	42	54,082
Impairment	—	3,756	—	—	3,756
Other income	85,640	11,271	60,293	—	157,204
Operating expenses	178	256	1,952	19,702	22,088

Net income (loss)	$116,003	$30,758	$58,341	$(19,660)	$185,442

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
September 30, 2013
Investments	$665,600	$1,894,260	$192,498	$—	$2,752,358
Cash and cash equivalents	—	—	—	172,203	172,203
Other assets	—	6,563	—	720	7,283

Total assets	665,600	1,900,823	192,498	172,923	2,931,844

Debt	—	1,467,934	—	—	1,467,934
Other liabilities	82	149,352	—	53,440	202,874

Total liabilities	82	1,617,286	—	53,440	1,670,808

GAAP book value	$665,518	$283,537	$192,498	$119,483	$1,261,036

Investments in equity method investees	$358,032	$—	$192,498	$—	$550,530

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Three Months Ended September 30, 2012
Interest income	$9,903	$2,392	$—	$—	$12,295
Interest expense	—	298	—	—	298

Net interest income	9,903	2,094	—	—	11,997
Other income	1,774	—	—	—	1,774
Operating expenses	994	—	—	1,009	2,003

Net income (loss)	$10,683	$2,094	$—	$(1,009)	$11,768

	Excess MSRs	Real Estate Securities and Loans	Consumer Loans	Corporate	Total
Nine Months Ended September 30, 2012
Interest income	$16,419	$2,392	$—	$—	$18,811
Interest expense	—	298	—	—	298

Net interest income	16,419	2,094	—	—	18,513
Other income	6,513	—	—	—	6,513
Operating expenses	2,141	—	—	1,955	4,096

Net income (loss)	$20,791	$2,094	$—	$(1,955)	$20,930

3. SEGMENT REPORTING

New Residential conducts its business through the following segments: (i) investments in Excess MSRs, (ii) investments in real estate securities and (iii) corporate. The corporate segment consists primarily of general and administrative expenses and the allocation of management fees by the stockholder.

In the third quarter of 2012, New Residential changed the composition of its reportable segments to add a real estate securities segment and a corporate segment. Management acquired real estate securities during the third quarter and determined that it should disaggregate corporate expenses from the other segments presented. Segment information for previously reported periods in the accompanying financial statements has been restated to reflect this change to the composition of its segments.

Summary financial data on New Residential’s segments is given below, together with a reconciliation to the same data for New Residential as a whole:

	Excess MSRs	Real Estate Securities	Corporate	New Residential
Year ended December 31, 2012
Interest income	$27,496	$6,263	$—	$33,759
Interest expense	—	704	—	704

Net interest income (expense)	27,496	5,559	—	33,055
Change in fair value of investments in excess mortgage servicing rights	9,023	—	—	9,023
Other income (loss)	8,400	—	—	8,400
Expenses	5,449	—	3,782	9,231

Net Income (Loss)	$39,470	$5,559	$(3,782)	$41,247

December 31, 2012
Total Assets	$245,068	$289,808	$—	$534,876

	Excess MSRs	Real Estate Securities	Corporate	New Residential
Period from December 8, 2011 (Commencement of Operations) through December 31, 2011
Interest income	$1,260	$—	$—	$1,260
Interest expense	—	—	—	—

Net interest income (expense)	1,260	—	—	1,260
Change in fair value of investments in excess mortgage servicing rights	367	—	—	367
Expenses	809	—	104	913

Net Income (Loss)	$818	$—	$(104)	$714

December 31, 2011
Total Assets	$43,791	$—	$—	$43,791